CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Long-term portion of ore in stockpiles and ore on leach pads	$ 303.3	$ 327.6
Deferred charges, net of amortization	32.5	9.7
Long-term receivables	171.0	182.5
Advances for the purchase of capital equipment	15.1	3.0
Other	46.3	41.3
Total other long-term assets	568.2	564.1
Net income tax benefit in respect of of collectability of AMT credit included in long-term receivables	$ 34.5	$ (66.1)